5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES	12 Months Ended
Dec. 31, 2023
Notes
5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES

5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES

	Portugal		Kosovo		Others	Total
	Alvalade	Others	Slivova	Others
Exploration and evaluation assets
Acquisition costs
As of January 1, 2023	$ 167,920	$ -	$ -	$ -	$ -	$ 167,920
As of December 31, 2023	$ 167,920	$ -	$ -	$ -	$ -	$ 167,920

Mineral exploration expenses for the year ended December 31, 2023
Geological salaries and consulting	$ 24,589	$ -	$ 13,338	$ -	$ -	$ 37,927
Insurance	149	-	-	-	-	149
Office and administrative fees	214	-	2,437	-	-	2,651
Rent	-	-	6,068	-	-	6,068
Report			15,767			15,767
Site costs	158	-	1,321	-	-	1,479
Travel	2,451	-	-	-	-	2,451
Reimbursements from optionees	(378,861)	-	(103,591)	-	-	(482,452)
	$ (351,300)	$ -	$ (64,660)	$ -	$ -	$ (415,960)
Cumulative mineral exploration expenses since acquisition
Assaying	$ -	$ -	$ 297,975	$ 65,936	$ 10,846	$ 374,757
Concession fees and taxes	361,864	693,608	20,505	206,975	4	1,282,956
Depreciation	17,178	98,722	-	-	-	115,900
Drilling	610,197	472,513	1,180,217	-	-	2,262,927
Geological salaries and consulting	6,585,470	6,317,147	157,687	720,879	12,359	13,793,542
Geology work	-	32,377	891,582	402,515	364,525	1,690,999
Insurance	25,469	52,112	14,604	15,007	-	107,192
Legal and accounting	1,020	1,244	58,158	13,958	-	74,380
Office and administrative fees	254,272	279,739	83,665	101,624	68,446	787,746
Rent	606,084	596,896	42,158	88,221	20,560	1,353,919
Report	-	-	39.999	-	-	39,999
Site costs	194,363	244,377	188,571	194,582	8,865	830,758
Travel	243,895	247,277	63,047	22,478	15,326	592,023
Trenching and road work	-	-	34,339	-	-	34,339
Reimbursements from optionees	(9,339,910)	(4,890,826)	(2,992,643)	(45,158)	-	(17,268,537)
	$ (440,098)	$ 4,145,186	$ 79,864	$ 1,787,017	$ 500,931	$ 6,072,900
	Portugal		Kosovo		Others	Total
	Alvalade	Others	Slivovo	Others
Exploration and evaluation assets
Acquisition costs
As of January 1, 2022	$ 167,920	$ -	$ -	$ -	$ -	$ 167,920
As of December 31, 2022	$ 167,920	$ -	$ -	$ -	$ -	$ 167,920

Mineral exploration expenses for the year ended December 31, 2022
Concession fees and taxes	$ -	$ -	$ 8,666	$ -	$ -	$ 8,666
Geological salaries and consulting	23,066	-	24,548	-	-	47,614
Insurance	698	-	-	-	-	698
Office and administrative fees	108	-	1,005	-	-	1,113
Rent	-	-	7,396	-	-	7,396
Site costs	2	-	2,123	-	-	2,125
Travel	1,777	-	2,940	-	-	4,717
Reimbursements from optionee	(348,277)	-	(56,066)	-	-	(402,343)
	$ (322,626)	$ -	$ (7,388)	$ -	$ -	$ (330,014)
Cumulative mineral exploration expenses since acquisition
Assaying	$ -	$ -	$ 297,975	$ 65,936	$ 10,846	$ 374,757
Concession fees and taxes	361,864	693,608	20,505	206,975	4	1,282,956
Depreciation	17,178	98,722	-	-	-	115,900
Drilling	610,197	472,513	1,180,217	-	-	2,262,927
Geological salaries and consulting	6,560,881	6,317,147	144,349	720,879	12,359	13,755,615
Geology work	-	32,377	891,582	402,515	364,525	1,690,999
Insurance	25,320	52,112	14,604	15,007	-	107,043
Legal and accounting	1,020	1,244	58,158	13,958	-	74,380
Office and administrative fees	254,058	279,739	81,228	101,624	68,446	785,095
Rent	606,084	596,896	36,090	88,221	20,560	1,347,851
Report	-	-	24,232	-	-	24,232
Site costs	194,205	244,377	187,250	194,582	8,865	829,279
Travel	241,444	247,277	63,047	22,478	15,326	589,572
Trenching and road work	-	-	34,339	-	-	34,339
Reimbursements from optionee	(8,961,049)	(4,890,826)	(2,889,052)	(45,158)	-	(16,786,085)
	$ (88,798)	$ 4,145,186	$ 144,524	$ 1,787,017	$ 500,931	$ 6,488,860

Portugal

Licenses have varying required work commitments and carry a 3% Net Smelter Return (“NSR”) payable to the government of Portugal.

Alvalade:

On November 19, 2019, the Company and MAEPA (collectively the “Company”) and Minas de Aguas Teñidas, S.A. (“Sandfire MATSA” or “MATSA”) and its wholly-owned subsidiary Sandfire Mineira Portugal,Unipessoal Lda. (“SMP”), formerly “EUL”, collectively “Sandfire MATSA” entered into an Earn-In Joint Venture Agreement (the “Agreement”) with respect to the Alvalade Project. Pursuant to the Agreement, PorMining, Unipessoal Lda. (“PorMining”) was incorporated on December 17, 2019 to hold assets and develop mineral rights (both as defined) and SMP can earn up to an 85% interest in PorMining. The earning of this interest, subsequent arrangements that may be entered into to explore the assets and, if warranted, the development of one or more projects are referred to as the “Transaction”.

On March 27, 2020, MAEPA and SMP entered into a Quota Transfer Agreement pursuant to which MAEPA split its 100% interest in the share capital of PorMining into two quotas, representing 51% and 49% of the company’s share capital, and sold the 51% quota to SMP for the nominal value of €510.

On March 27, 2020, the Company, MAEPA, Sandfire MATSA and SMP entered into the PorMining Lda. Shareholders’ Agreement (the “Agreement”). Pursuant to the Agreement:

•PorMining has five directors. From the effective date until the second option exercise date, three will be nominated by SMP and two by MAEPA. Thereafter, four will be nominated by SMP and one will be nominated by MAEPA. Upon the occurrence of the 51/49 Phase and thereafter, SMP is entitled to nominate three directors and MAEPA two directors. In the event of dilution of the interest of SMP or MAEPA, each will be entitled to proportional representation (as described) equal to its then interest;

•In the event that SMP and/or MAEPA wish to sell or transfer their shares in PorMining, PorMining has a right of first refusal to purchase all or a portion of the shares. To the extent that PorMining does not exercise its right of first refusal to all the shares, each of SMP and/or MAEPA has a right of first refusal; and

•The Agreement will terminate at such time as there is a final decision regarding the dissolution and liquidation of PorMining, the parties mutually agree on the termination of the Agreement or as provided for under the Earn-In Joint Venture Agreement.

The effective date of the Transaction is the date that PorMining receives (received on June 15, 2020) the mineral rights in its name from the General Directorate of Energy and Geology of Portugal (“DGEG”). The Transaction is comprised of the following phases:

•Phase I – First Option;

•Phase II – Second Option;

•51/49 Phase; and

•Phase III – Development and Operation.

Phase I – First Option

During Phase I, MAEPA granted SMP the sole and exclusive right to hold an undivided 51% interest in PorMining (the first option) for at least three years from the effective date or the issue (issued on June 15, 2020) of the Experimental Exploitation License (the “EEL”) by DGEG to PorMining. SMP’s right to maintain its 51% interest is conditional upon Sandfire MATSA:

•Paying €400,000 to the Company on or before the effective date (€200,000 was received in December 2019 and the remaining €200,000 was received in June 2020);

•Funding or providing the necessary financial instrument to cover the guarantee, which will be returned to Sandfire MATSA following the release of the guarantee by DGEG (funded €100,000 in June 2020); and

•Funding expenditures (the first option expenditures) on the mineral rights in an aggregate amount of €2,400,000 (€1,200,000 within the first 12 months following the effective date [met] and €1,200,000 in the next 24 months [met]) on or before three years from the effective date or the issue of the EEL.

Effectively in March 2022, Sandfire MATSA completed the Phase I First Option by funding a total of €2,500,000 on the Alvalade project, including the €100,000 guarantee with DGEG, and SMP unconditionally earned the 51% interest in PorMining.

During Phase I, MAEPA acted as the operator of the mineral rights with PorMining paying MAEPA an operator’s fee equal to €100,000 per year, paid monthly starting June 16, 2020, funded by Sandfire MATSA and which formed part of the first option expenditures.

In all other phases, PorMining will be the operator unless it appoints another person to act as operator. The operator is responsible for developing and submitting work programs to the technical committee or the board of directors for consideration and approval and to implement work programs when approved according to the approved budget. The technical committee is comprised of two representatives from each of SMP and MAEPA and will be in effect until the first option exercise date. Thereafter, the board of directors will make all decisions with respect to the mineral rights.

Upon the completion of Phase I, Sandfire MATSA and PorMining continued with having MAEPA acting as the operator and PorMining continued paying the operator’s fee. During the year ended December 31, 2023, MAEPA received €100,000 ($145,970) (2022 - €100,000 ($136,960)) operator’s fee where the fund was included in reimbursements from optionee.

Phase II – Second Option

Phase II commenced on the first option exercise date and continues until the first to occur of the second option exercise date and the termination of the second option. On the first option exercise date, the Company granted SMP the sole and exclusive right and option to acquire an additional 34% (for an aggregate 85% interest) in PorMining (the second option). SMP’s right to exercise the second option is conditional on Sandfire MATSA satisfying the second option conditions as follows:

•Preparing, funding and delivering to PorMining a feasibility study on the mineral rights within five years of the issuance of the EEL or, provided that DGEG grants an extension to all or part of the EEL, the time period for when the second option conditions must be met shall be extended to a maximum of two additional years, for a total of seven years after the issuance of the original EEL;

•Making proper application for a mining license before the end of the term of the EEL; and

•Making all progress payments to Antofagasta as set out in the Debt Cancellation Agreement dated June 12, 2017 as follows:

·

oUS$250,000 within 60 days after the date of a news release announcing a NI 43-101 compliant technical report having been completed and with results as defined;

oUS$500,000 within 60 days after the date of a news release announcing completion of a feasibility study with results as defined;

oUS$500,000 on the one-year anniversary of the date of the news release announcing the feasibility study noted above;

oUS$750,000 within 60 days of the commencement of commercial production;

oUS$750,000 on the one-year anniversary of commencement of commercial production;

oUS$750,000 on the second anniversary of commencement of commercial production; and

oUS$750,000 on the third anniversary of commencement of commercial production.

The satisfaction of the second option conditions is solely at Sandfire MATSA’s discretion and Sandfire MATSA may elect to terminate the second option at any time by delivering notice (the second option termination notice) to the Company. If the second option is terminated, SMP will be entitled to retain its 51% interest in PorMining, plus an additional 1% interest for every €735,294 of expenditures funded during Phase II and the 51/49 Phase will commence.

Upon Sandfire MATSA satisfying the second option conditions, SMP automatically earns an additional 34% interest in PorMining for an aggregate interest of 85%.

During Phase II, SMP will fund 100% of all maintenance payments and approved work programs.

As of December 31, 2023, Sandfire MATSA funded €2,924,000 on the Alvalade project Phase II – Second Option. Subsequently, Sandfire MATSA funded another €175,000 on the Alvalade project in Phase II.

51/49 Phase

The 51/49 Phase commences on termination of the second option and continues until the deemed conversion of the interest of a party to a royalty. During the 51/49 Phase, PorMining will remain the operator subject to the terms of the Agreement and the shareholders’ agreement and the activities of the parties with respect to the mineral rights will continue to be governed by the shareholder’s agreement.

If at any time after the 51/49 Phase has commenced SMP’s interest is reduced to below 10% as a result of dilution calculations, its interest will be deemed to be converted to a 1.5% royalty, which royalty shall only be payable up to a maximum total payment of €13,000,000 after which it will no longer be applicable. Upon conversion to the royalty, SMP will have no further rights or interest in respect of the assets under the Agreement or the shareholders’ agreement except for the royalty and the termination provisions apply.

If at any time during the 51/49 Phase MAEPA’s interest is reduced to 15% as a result of dilution calculations, then its interest will be deemed to be converted to a 15% “carried interest” following which MAEPA will not be required to contribute to any further work programs and will not be subject to any further dilution until such time as a feasibility study has been prepared, at which point Phase III will have been deemed to have commenced and MAEPA will have to sell the option.

During the 51/49 Phase, the parties will fund the maintenance payments and contribute to the costs of any approved work and/or development programs in proportion to their proportionate share.

Phase III – Development and Operation

Phase III commences on the second option exercise date and continues until the deemed conversion of the interest of a party to a royalty. Within 90 days of the commencement of Phase III, the Company will transfer its 15% interest in PorMining to Sandfire MATSA in consideration for €10,000,000 to be paid as follows:

•€3,000,000 upon a construction decision being made by PorMining and all permits having been received from DGEG;

•€3,000,000 upon commencement of commercial production; and

•€4,000,000 upon the first anniversary of commencement of commercial production.

During Phase III, the parties will contribute their respective pro rata share of all approved work programs and budgets.

If at any time after Phase III has commenced MAEPA’s interest is reduced to below 10% as a result of dilution calculations, its interest will be deemed to be converted to a 1.5% royalty as described above for SMP.

	December 31, 2023	December 31, 2022

Due from optionee
Alvalade - PorMining	$ 18,409	$ 12,811
	$ 18,409	$ 12,811

Kosovo

Slivova (formerly Slivovo) license:

Byrnecut International Limited (“Byrnecut”) earned an 85% interest in the Slivovo property after forwarding $2,834,986 (€2,000,000) for the Slivovo property to the Company and completing a Preliminary Feasibility Study (“PFS”) by April 10, 2017. Byrnecut and the Company set up a joint venture entity known as Peshter Mining J.S.C. (“Peshter Mining”) to reflect the 85:15 ownership and transferred the Slivovo license into Peshter Mining with Byrnecut being the operator. Avrupa’s interest in Peshter Mining was subsequently diluted to below 10%, resulting in the Company’s interest in Peshter Mining being converted into a 2% Net Smelter Return.

On December 31, 2019, the Company wrote down its interest in Slivovo by $143,154 to $1 as the Company was in negotiations with the Kosovo Mining Bureau, along with Byrnecut and Peshter Mining as to how to possibly extend the life of this license. During fiscal 2020, Byrnecut decided not to proceed with advancing Slivovo. Rather than dropping the license and potentially allowing a third party to stake the open land, Innomatik Exploration Kosovo LLC (“IEK”), Byrnecut and Peshter Mining entered into a binding term sheet (the “TS”) whereby the parties set out the terms on which Peshter Mining would surrender the existing tenements, thereby enabling IEK to apply, as sole beneficial owner, for one or more tenements over the entirety of the tenement area. The license was officially released back to the government. As of December 31, 2020, the Company wrote off $1. On November 2, 2023, Peshter Mining was deregistered and dissolved.

In March 2021, the Company incorporated a wholly-owned subsidiary, AVU Kosova LLC, to apply for a new Slivovo exploration permit. In May 2022, the Company received a seven-year exploration permit known as the Slivova license.

As consideration for Byrnecut ensuring that Peshter Mining complies with its obligations under the TS, IEK must pay to Byrnecut milestone cash payments totaling €375,000 and milestone gold payments totaling 850 troy ounces of gold (together known as “Success Payments”) as follows:

Cash

•€125,000 within 30 days of the first to occur of the completion of a positive bankable feasibility study or the board of directors of IEK making a decision to proceed with the development of a commercial mining operation in respect of all or any part of the tenement area;

•€125,000 within 30 days of issue of a mining license in respect of all or any party of the tenement area; and

•€125,000 within 30 days of commencement of construction of a mine within the tenement area.

Gold

•100 troy ounces within 30 days of commencement of commercial production (“CCP”);

•175 troy ounces within 30 days of the one-year anniversary of CCP;

•250 troy ounces within 30 days of the two-year anniversary of CCP; and

•325 troy ounces within 30 days of the three-year anniversary of CCP.

On August 24, 2022, and subsequently confirmed via a Definitive Agreement (the “Agreement”) on May 2, 2023, the Company and Western Tethyan Resources (“WTR”) entered into an agreement in respect of the Slivova project. WTR is a private exploration company and is 75% owned by London AIM-listed Ariana Resources PLC. Pursuant to the Agreement, WTR can earn up to an 85% interest in the Slivova project.

The terms of the Agreement are as follows:

Date/Period	Expenditures	Option Payment	Earn-in %
On September 1, 2022 (Effective Date)	None	€35,000 (received)
On or before March 1, 2023	€100,000 (spent)	None
On March 1, 2023	None	€35,000 (received)
On or before September 1, 2023	€150,000 (spent)	€30,000 (received)
On or before September 1, 2024	€650,000	None	51% (Stage 1)
On or before September 1, 2025	€1,000,000	None	75% (Stage 2)

During Stage 1, the expenditures will be in respect of payments for exploration, drilling, baseline environmental and social surveys, and other payments to landowners.

During Stage 2, the expenditures will be in respect of payments for a NI 43-101 resource estimation, commencement of full Environmental Impact Statement (“EIS”), and other exploration expenses.

During fourth and fifth year from the Effective Date (Stage 3), WTR must complete the EIS, Feasibility Study (“FS”), and Mining License application to earn-in 85% interest in the project.

During Stage 4, WTR will complete the Success Payments to the previous JV partner, Byrnecut (see “TS” above).

During Stage 5, the Company will participate in the mine build or dilute to 1% Net Smelter Return (“NSR”).